Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information
Summary of operating segment results

		Shan Shan
Year Ended December 31, 2023	Vip.com	Outlets	Others	Total
	RMB	RMB	RMB	RMB
Revenues from external customers	109,177,540	2,771,018	907,462	112,856,020
Inter-segment revenues (Note a)	378,941	24,959	326,591	730,491
	109,556,481	2,795,977	1,234,053	113,586,511
Reconciliation of total net revenues
Elimination of inter-segment revenues				(730,491)
Total net revenues				112,856,020
Less:
Cost of revenues	(85,569,090)	(1,488,518)	(405,095)
Fulfillment expenses (Note b)	(8,151,510)	–	–
Marketing expenses (Note b)	(3,170,057)	(170,246)	–
Technology and content expenses (Note b)	(1,350,414)	–	–
General and administrative expenses (Note b)	(2,312,911)	(457,780)	(530,555)
Share-based compensation expenses (Note c)	(1,023,215)	(441,195)	–
Other segment items (Note d)	639,886	122,882	(174,558)
Segment income from operations	8,619,170	361,120	123,845	9,104,135
Reconciliation of profit or loss:
Other income and expenses (Note e)				882,867
Income before income taxes and share of income of equity method investees				9,987,002

		Shan Shan
Year Ended December 31, 2024	Vip.com	Outlets	Others	Total
	RMB	RMB	RMB	RMB
Revenues from external customers	104,379,002	3,284,968	756,862	108,420,832
Inter-segment revenues (Note a)	352,166	25,761	205,325	583,252
	104,731,168	3,310,729	962,187	109,004,084
Reconciliation of total net revenues
Elimination of inter-segment revenues				(583,252)
Total net revenues				108,420,832
Less:
Cost of revenues	(81,251,073)	(1,626,883)	(344,551)
Fulfillment expenses (Note b)	(8,241,185)	—	—
Marketing expenses (Note b)	(2,766,702)	(200,850)	—
Technology and content expenses (Note b)	(1,424,414)	—	—
General and administrative expenses (Note b)	(2,290,281)	(558,476)	(333,414)
Share-based compensation expenses (Note c)	(1,137,590)	(360,055)	—
Other segment items (Note d)	731,609	160,771	(187,737)
Segment income from operations	8,351,532	725,236	96,485	9,173,253
Reconciliation of profit or loss:
Other income and expenses (Note e)				814,227
Income before income taxes and share of income of equity method investees				9,987,480

		Shan Shan
Year Ended December 31, 2025	Vip.com	Outlets	Others	Total
	RMB	RMB	RMB	RMB
Revenues from external customers	101,136,509	4,058,022	725,015	105,919,546
Inter-segment revenues (Note a)	384,346	23,516	189,172	597,034
	101,520,855	4,081,538	914,187	106,516,580
Reconciliation of total net revenues
Elimination of inter-segment revenues				(597,034)
Total net revenues				105,919,546
Less:
Cost of revenues	(79,555,236)	(1,859,631)	(350,505)
Fulfillment expenses (Note b)	(8,200,923)	—	—
Marketing expenses (Note b)	(2,719,647)	(234,942)	—
Technology and content expenses (Note b)	(1,355,745)	—	—
General and administrative expenses (Note b)	(2,323,903)	(644,851)	(263,248)
Share-based compensation expenses (Note c)	(1,039,023)	(660,719)	—
Other segment items (Note d)	856,160	175,818	(204,239)
Segment income from operations	7,182,538	857,213	96,195	8,135,946
Reconciliation of profit or loss:
Other income and expenses (Note e)				778,737
Income before income taxes and share of income of equity method investees				8,914,683

Notes:

(a)

Inter-segment revenues mainly consist of payment processing, inter platform technical services, warehousing rental services and supply chain management services, promotion services provided by Vip.com to internet finance business and by offline shops to Vip.com, and internal procurement between offline shops, Shan Shan Outlets and Vip.com.

(b)	These expenses exclude share-based compensation expenses.
(c)	The detail information was disclosed in Note 23.
(d)	For each segment, the other segment items category includes:

Vip.com — other operating income which consists of government grants, claims income and other miscellaneous income.

Shanshan — technology and content expenses, other operating income which consists of government grants, claims income and other miscellaneous income.

Others — fulfillment expenses, marketing expenses, technology and content expenses, share-based compensation expenses, other operating income which consists of government grants, claims income and other miscellaneous income.

(e)	Other income and expenses include interest income, exchange gain/(loss), investment gain/(loss) and revaluation of investments, interest expenses and impairment loss of investments.

Summary of depreciation of property and equipment, net (included in the measurement of segment profit or loss)

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total depreciation of property and equipment, net
Vip.com	851,630	924,097	928,680
Shan Shan Outlets	417,226	476,943	585,577
Others	30,528	17,452	12,214
	1,299,384	1,418,492	1,526,471

Summary of interest income and expenses

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Interest income
Vip.com	654,485	610,161	643,679
Shan Shan Outlets	42,807	41,932	53,646
Others	84,532	158,734	105,697
Inter-segment interest income	(1,532)	(1,035)	(1,435)
	780,292	809,792	801,587
Interest expenses
Vip.com	(22,821)	(57,627)	(86,718)
Shan Shan Outlets	(111)	(53)	(3,319)
Others	(1,532)	(1,031)	(1,435)
Inter-segment interest expense	1,532	1,035	1,435
	(22,932)	(57,676)	(90,037)

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Share of income (loss) of investments accounted under the equity method
Vip.com	52,212	1,647	(1,933)
Shan Shan Outlets.	112,868	121,071	141,924
Others	(84,779)	44,262	153,928
	80,301	166,980	293,919

Summary of information about segment assets

	As of December 31,
	2024	2025
	RMB	RMB
Total assets
Vip.com	51,103,217	53,572,887
Shan Shan Outlets.	19,971,408	21,650,040
Others	3,861,501	3,620,391
	74,936,126	78,843,318

	As of December 31,
	2024	2025
	RMB	RMB
Investments in equity method investees
Vip.com	1,106,779	2,174,846
Shan Shan Outlets.	760,596	800,520
Others	134,668	161,418
	2,002,043	3,136,784

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total expenditure for additions of long-lived assets
Vip.com	2,330,278	870,593	590,415
Shan Shan Outlets.	2,895,954	2,687,663	1,469,068
Others	4,505	4,330	7,055
	5,230,737	3,562,586	2,066,538